Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Jun. 30, 2025
Class A Ordinary Shares
Ordinary shares, par value	[1]	$ 0.5	$ 0.5
Ordinary shares, shares authorized	[1]	Unlimited	Unlimited
Ordinary shares, shares issued	[1]	21,563	20,000
Ordinary shares, shares outstanding	[1]	21,563	20,000
Class B Ordinary Shares
Ordinary shares, par value	[1]	$ 0.5	$ 0.5
Ordinary shares, shares issued	[1]	125	125
Ordinary shares, shares outstanding	[1]	125	125

[1]	All share and per-share information presented in these unaudited interim condensed consolidated financial statements has been retrospectively adjusted to reflect the 1-for-20 reverse share split effected on February 2, 2026 and the subsequent 1-for-40 reverse share split effected on May 12, 2026.